Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
ICE BofA US All Capital Securities Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		6.77%	2.41%	4.64%
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)	2.01%
ICE BofA 1-3 Year BB-B US Cash Pay High Yield Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.46%	5.30%	5.51%
Hartford Hybrid and Credit Opportunities ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[1]	4.70%	2.50%	3.05%
Hartford Hybrid and Credit Opportunities ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1]	4.47%	2.78%	3.13%
Hartford Hybrid and Credit Opportunities ETF | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	7.64%	5.20%	5.46%

[1]	Class F shares of the Predecessor Fund commenced operations on February 28, 2017 and performance prior to that date is that of the Predecessor Fund’s Class I shares. Performance prior to the inception date of Class F has not been adjusted to reflect the operating expenses of Class F.